Loss per share - Schedule of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ECARX Holdings Inc.		¥ (932,315)	$ (127,726)	¥ (940,506)	¥ (1,564,878)
Accretion of Redeemable Convertible Preferred Shares		0	0	0	354,878
Numerator for basic and diluted net loss per share calculation		¥ (932,315)	$ (127,726)	¥ (940,506)	¥ (1,919,756)
Denominator:
Weighted average number of ordinary shares, basic (in shares)	[1]	336,641,846	336,641,846	337,407,225	239,296,386
Weighted average number of ordinary shares, diluted (in shares)	[1]	336,641,846	336,641,846	337,407,225	239,296,386
Basic loss per share, ordinary shares (in RMB/USD per share) | (per share)	[1]	¥ (2.77)	$ (0.38)	¥ (2.79)	¥ (8.02)
Diluted loss per share, ordinary shares (in RMB/USD per share) | (per share)	[1]	¥ (2.77)	$ (0.38)	¥ (2.79)	¥ (8.02)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.